Segment disclosure	12 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Segment disclosure

16. Segment disclosure

In fiscal 2013, the Company announced a plan to move to a new organizational structure to improve efficiency, execution and customer experience. The Company is now organized based on differences in type of customer. The Education and Enterprise segments provide interactive displays and related hardware, software and services focusing on education and enterprise customers. The NextWindow segment provided desktop and large format interactive display components. The Company’s reportable segments are based on its organizational structure and the internal management information reviewed by its Chief Operating Decision Maker (“CODM”). The Company’s CODM has been identified as its Chief Executive Officer, who reviews internal management information to make decisions about allocating resources and to evaluate segment performance. Comparative periods have been restated to reflect the new organizational structure.

The Company derives the segment results directly from its internal management reporting system. The accounting policies of the segments are the same as those described in Note 1 – Basis of presentation and significant accounting policies. The CODM evaluates the performance of the reportable segments based on Revenue and Adjusted EBITDA.

Adjusted EBITDA is defined as net income before interest income and expense, income taxes, depreciation and amortization as well as adjusting for the following items: foreign exchange gains or losses, the difference between deferred revenue and deferred revenue recognized (“change in deferred revenue”), stock-based compensation, costs of restructuring, impairment of property and equipment and gains or losses on sale of long-lived assets. The definition of Adjusted EBITDA is consistent for all periods presented.

Management allocates some overhead costs to cost of sales in determining segment Adjusted EBITDA. Certain operating expenses are not allocated to segments because they are separately managed at the corporate level. These unallocated costs include research and development, corporate marketing expenses, general and administrative costs, such as management, finance, legal, information systems and human resources and restructuring costs. Intercompany transactions are not included in segment financial information as they are not provided to the CODM. Asset data is not reviewed by the CODM at the segment level.

The following table shows the revenue and Adjusted EBITDA by reportable segments for each of the last two years. Effective in fiscal 2015 the Company moved to a new organizational structure where three reportable segments were identified compared to fiscal 2013 and 2014 where the Company reported under a single segment. As a result of the changes to our organizational structure, we have not presented our fiscal 2013 segment results because we have determined that it is impracticable to do so as discrete financial information is not available for fiscal 2013.

At the end of fiscal 2015, the Company completed a reorganization which combined the existing Education and Enterprise segments, effective April 1, 2015. Certain functions that were previously distinct to the Education and Enterprise segments will be centralized at the corporate level. As a result, we do not expect to have multiple reportable segments in the first quarter of fiscal 2016.

	Year ended March 31,
	2015	2014	2013
Revenue:
Education	$395,233	$439,669	N/A
Enterprise	91,477	93,994	N/A
NextWindow	6,209	55,511	N/A

	$492,919	$589,174	$589,370

Adjusted EBITDA:
Education	$99,179	$143,473	N/A
Enterprise	11,500	16,102	N/A
NextWindow	3,418	5,315	N/A
Corporate(1)	(79,734)	(90,442)	N/A

	$34,363	$74,448	$48,821

(1)

Certain corporate level activity is not allocated to segments, including research and development, corporate marketing expenses, general and administrative costs such as management, finance, legal, information systems and human resources, and restructuring costs.

The reconciliation from Adjusted EBITDA to the consolidated financial statements was as follows:

	Year ended March 31,
	2015	2014	2013
Adjusted EBITDA	$34,363	$74,448	$48,821
Adjustments:
Change in deferred revenue	(61,595)	(30,792)	(510)
Stock-based compensation expense	5,910	3,603	3,284
Depreciation in cost of sales	5,353	9,518	3,760
Depreciation and amortization	11,337	38,724	30,761
Restructuring costs	6,108	5,891	21,174
(Gain) loss on sale of long-lived assets	(84)	(4,151)	88
Impairment of assets	—	—	36,367
Interest expense	19,958	21,446	12,761
Foreign exchange loss	11,107	9,904	5,003
Other income	(712)	(759)	(394)

Income (loss) before income taxes	$36,981	$21,064	$(63,473)

Revenue information relating to the geographic locations in which the Company sells products was as follows:

	Year ended March 31,
	2015	2014	2013
Revenue
United States	$255,544	$266,610	$329,427
Canada	37,852	62,979	43,636
Europe, Middle East and Africa	152,569	167,099	166,232
Rest of World	46,954	92,486	50,075

	$492,919	$589,174	$589,370

For fiscal year 2015, one customer accounted for 16% of total revenue. For fiscal years 2014 and 2013, no single customer accounted for more than 10% of revenues.